Shareholder Report, Holdings (Details)	Oct. 31, 2025
Hedgeye Capital Allocation ETF | iShares MSCI South Korea ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.23%
Hedgeye Capital Allocation ETF | iShares MSCI Taiwan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.75%
Hedgeye Capital Allocation ETF | Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.35%
Hedgeye Capital Allocation ETF | iShares Currency Hedged MSCI ACWI ex U.S. ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%
Hedgeye Capital Allocation ETF | iShares MSCI Japan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Hedgeye Capital Allocation ETF | VanEck Semiconductor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Hedgeye Capital Allocation ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%
Hedgeye Capital Allocation ETF | iShares Biotechnology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%
Hedgeye Capital Allocation ETF | iShares MSCI India ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%
Hedgeye Capital Allocation ETF | Global X Copper Miners ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
Hedgeye Capital Allocation ETF | Developed Economies [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Hedgeye Capital Allocation ETF | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.18%
Hedgeye Capital Allocation ETF | Foreign Large Blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.96%
Hedgeye Capital Allocation ETF | Sector Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.01%
Hedgeye Capital Allocation ETF | Currency Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Hedgeye Capital Allocation ETF | Small Cap Growth [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
Hedgeye Capital Allocation ETF | Tax Advantage Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Hedgeye Capital Allocation ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%
Hedgeye Quality Growth ETF | Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.24%
Hedgeye Quality Growth ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.99%
Hedgeye Quality Growth ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.44%
Hedgeye Quality Growth ETF | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%
Hedgeye Quality Growth ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%
Hedgeye Quality Growth ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%
Hedgeye Quality Growth ETF | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Hedgeye Quality Growth ETF | Snowflake, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
Hedgeye Quality Growth ETF | Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
Hedgeye Quality Growth ETF | General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Hedgeye Quality Growth ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%
Hedgeye Quality Growth ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.66%
Hedgeye Quality Growth ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.27%
Hedgeye Quality Growth ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
Hedgeye Quality Growth ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
Hedgeye Quality Growth ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.99%
Hedgeye Quality Growth ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.31%
Hedgeye Quality Growth ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.91%
Hedgeye Quality Growth ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.85%
Hedgeye Quality Growth ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
Hedgeye Quality Growth ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%